VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.4%
U.S. Treasury Bonds
3.000%, 8/15/48	$ 4,330	$ 3,202
2.000%, 2/15/50	2,045	1,201
1.375%, 8/15/50	12,795	6,308
1.875%, 2/15/51	5,255	2,952
2.250%, 2/15/52	35	21
2.875%, 5/15/52	2,335	1,643
3.625%, 2/15/53	425	347
3.625%, 5/15/53	3,840	3,132
4.125%, 8/15/53	940	840
4.250%, 2/15/54	6,645	6,061
4.625%, 5/15/54	3,870	3,759
4.500%, 11/15/54	2,250	2,144
4.625%, 2/15/55	1,420	1,382
4.750%, 5/15/55	605	602
U.S. Treasury Notes
4.375%, 12/31/29	1,070	1,097
4.250%, 11/15/34	495	497
Total U.S. Government Securities (Identified Cost $45,328)		35,188

Foreign Government Securities—1.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	165	112
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	68
144A 7.300%, 11/13/54(1)	40	41
Dominican Republic 144A 4.875%, 9/23/32(1)	417	385
Federative Republic of Brazil
6.000%, 10/20/33	395	392
7.125%, 5/13/54	65	62
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	275	286
144A 5.500%, 3/26/36(1)	98	94
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	93
Republic of Angola 144A 8.000%, 11/26/29(1)	163	148
Republic of Colombia
7.375%, 4/25/30	125	129
8.000%, 11/14/35	142	143
Republic of El Salvador 144A 8.625%, 2/28/29(1)	82	86
Republic of Guatemala 144A 6.600%, 6/13/36(1)	72	73
Republic of Indonesia 5.100%, 2/10/54	252	234
Republic of Ivory Coast
144A 7.625%, 1/30/33(1)	213	210
144A 8.250%, 1/30/37(1)	120	115
Republic of Kenya
144A 9.750%, 2/16/31(1)	55	56
144A 9.500%, 3/5/36(1)	76	71
	Par Value	Value

Foreign Government Securities—continued
Republic of Nigeria 144A 10.375%, 12/9/34(1)	$ 176	$ 185
Republic of Panama 8.000%, 3/1/38	219	234
Republic of Peru 5.375%, 2/8/35	240	240
Republic of Philippines 4.750%, 3/5/35	150	147
Republic of Poland 4.875%, 10/4/33	275	273
Republic of Serbia 144A 6.500%, 9/26/33(1)	76	80
Republic of South Africa
4.850%, 9/30/29	121	116
5.875%, 6/22/30	135	134
5.650%, 9/27/47	35	26
Republic of Turkiye
7.250%, 5/29/32	140	141
7.625%, 5/15/34	340	348
6.625%, 2/17/45	80	68
Republica Orient Uruguay
5.100%, 6/18/50	302	278
4.975%, 4/20/55	78	69
Romania Government International Bond 144A 5.875%, 1/30/29(1)	194	195
Saudi International Bond
144A 4.875%, 7/18/33(1)	160	160
144A 5.625%, 1/13/35(1)	200	208
144A 4.500%, 10/26/46(1)	110	90
State of Qatar 144A 3.750%, 4/16/30(1)	106	104
UAE International Government Bond 144A 4.050%, 7/7/32(1)	72	71
United Mexican States
6.000%, 5/7/36	245	242
6.625%, 1/29/38	200	202
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	46
Total Foreign Government Securities (Identified Cost $6,446)		6,455

Mortgage-Backed Securities—4.3%
Agency—4.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	30	30
Pool #A62213 6.000%, 6/1/37	60	63
Pool #SD5594 5.500%, 7/1/53	1,071	1,072
Pool #SD5856 3.500%, 1/1/54	2,940	2,648
Pool #SD8309 6.000%, 3/1/53	3,185	3,241
Pool #SD8350 6.000%, 8/1/53	916	932
Pool #SD8383 5.500%, 12/1/53	1,161	1,162
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SD8418 4.500%, 4/1/54	$ 2,343	$ 2,242
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	8	8
Pool #310041 6.500%, 5/1/37	67	71
Pool #735061 6.000%, 11/1/34	68	71
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	45	46
Pool #909220 6.000%, 8/1/38	28	29
Pool #929625 5.500%, 6/1/38	56	58
Pool #938574 5.500%, 9/1/36	38	39
Pool #972569 5.000%, 3/1/38	46	47
Pool #CB6857 4.500%, 8/1/53	925	886
Pool #FA0685 6.000%, 1/1/55	2,580	2,625
Pool #FS4438 5.000%, 11/1/52	1,575	1,551
Pool #FS6679 6.000%, 12/1/53	1,545	1,572
Pool #FS7751 4.000%, 3/1/53	2,182	2,030
Pool #FS8791 6.000%, 8/1/54	688	701
Pool #MA4785 5.000%, 10/1/52	1,380	1,359
Pool #MA4805 4.500%, 11/1/52	938	899
Pool #MA4980 6.000%, 4/1/53	1,498	1,528
Pool #MA5072 5.500%, 7/1/53	875	876
Pool #MA5385 4.000%, 6/1/54	2,210	2,056
Total Mortgage-Backed Securities (Identified Cost $27,890)		27,848

Corporate Bonds and Notes—9.7%
Communication Services—0.1%
Sprint Capital Corp. 8.750%, 3/15/32	340	412
Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(1)	375	388
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	510	365
DR Horton, Inc. 5.500%, 10/15/35	475	484
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Co. 3.250%, 2/12/32	$ 286	$ 241
Ford Motor Credit Co. LLC 6.500%, 2/7/35	165	165
Meritage Homes Corp.
5.650%, 3/15/35	120	120
144A 3.875%, 4/15/29(1)	191	184
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	230	235
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	465	479
		2,661

Consumer Staples—0.3%
BAT Capital Corp. 7.750%, 10/19/32	330	381
Mars, Inc. 144A 5.700%, 5/1/55(1)	485	484
Philip Morris International, Inc. 4.900%, 11/1/34	460	458
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	490
		1,813

Energy—1.0%
BP Capital Markets plc 4.875% (2)	580	574
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	230	241
Diamondback Energy, Inc. 5.900%, 4/18/64	385	356
Enbridge, Inc. 8.500%, 1/15/84	510	568
EOG Resources, Inc.
5.350%, 1/15/36	100	101
5.650%, 12/1/54	385	376
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	698
Florida Gas Transmission Co. LLC 144A 5.750%, 7/15/35(1)	200	205
Harbour Energy plc 144A 6.327%, 4/1/35(1)	475	472
HF Sinclair Corp. 6.250%, 1/15/35	380	386
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	509
Occidental Petroleum Corp.
5.550%, 10/1/34	235	231
6.200%, 3/15/40	340	333
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	379
Petroleos Mexicanos
6.500%, 3/13/27	207	205
6.840%, 1/23/30	64	62
5.950%, 1/28/31	102	92
7.690%, 1/23/50	74	58
QatarEnergy 144A 2.250%, 7/12/31(1)	185	161
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	275

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	$ 355	$ 358
Western Midstream Operating LP 5.250%, 2/1/50	345	290
		6,930

Financials—4.5%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	238
Allianz SE 144A 6.350%, 9/6/53(1)	400	419
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(3)	370	370
Ally Financial, Inc. 5.543%, 1/17/31	385	390
American Express Co. 5.625%, 7/28/34	670	685
Apollo Debt Solutions BDC
6.900%, 4/13/29	360	376
6.700%, 7/29/31	110	114
Apollo Global Management, Inc. 6.000%, 12/15/54	475	463
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	684
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	350	355
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	470	481
Bank of America Corp.
2.687%, 4/22/32	245	220
2.972%, 2/4/33	408	365
5.518%, 10/25/35	475	475
Bank of New York Mellon Corp. (The) Series G 4.700% (2)	710	708
Barclays plc 7.437%, 11/2/33	355	403
BlackRock Funding, Inc. 5.250%, 3/14/54	485	465
Blackstone Private Credit Fund 6.000%, 11/22/34	370	362
Blue Owl Finance LLC 3.125%, 6/10/31	610	542
BNSF Funding Trust I 6.613%, 12/15/55	380	381
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	588
Capital One Financial Corp.
2.359%, 7/29/32	388	329
6.377%, 6/8/34	105	112
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	275	284
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	211
Series H 4.000%(2)	260	241
Charter Communications Operating LLC 4.800%, 3/1/50	325	260
Citigroup, Inc.
6.270%, 11/17/33	690	743
6.174%, 5/25/34	379	397
	Par Value	Value

Financials—continued
Citizens Financial Group, Inc. 5.718%, 7/23/32	$ 30	$ 31
Corebridge Financial, Inc. 6.375%, 9/15/54	565	563
Deutsche Bank AG 5.403%, 9/11/35	475	472
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	770	759
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	397
Fifth Third Bancorp 4.337%, 4/25/33	355	339
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	235	239
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	575	551
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	197	223
Goldman Sachs Group, Inc. (The) 5.330%, 7/23/35	665	671
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	450	450
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	347
6.141%, 11/18/39	235	240
Icon Investments Six DAC 6.000%, 5/8/34	400	409
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	354
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	475	483
JPMorgan Chase & Co.
2.956%, 5/13/31	230	213
5.717%, 9/14/33	495	516
1.953%, 2/4/32	635	551
KeyCorp 6.401%, 3/6/35	600	640
MetLife, Inc. Series G 3.850% (2)	350	348
Morgan Stanley
6.342%, 10/18/33	120	130
5.250%, 4/21/34	165	168
5.424%, 7/21/34	115	118
5.948%, 1/19/38	249	256
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	743
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.451%, 4/30/43(3)	319	317
NatWest Group plc 6.475%, 6/1/34	390	408
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	455
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	200	206
144A 6.500%, 4/30/55(1)	75	78
Northern Trust Corp. 3.375%, 5/8/32	590	573
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	163	165
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	455	469

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc.
5.125%, 3/1/52	$ 179	$ 173
6.750%, 3/1/53	285	299
Reinsurance Group of America, Inc. 6.650%, 9/15/55	390	389
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	427
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	240	237
144A 6.176%, 10/1/54(1)	95	90
State Street Corp.
6.123%, 11/21/34	110	118
Series I 6.700%(2)	240	251
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	340	342
Toll Brothers Finance Corp. 5.600%, 6/15/35	120	121
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	460
U.S. Bancorp 5.424%, 2/12/36	475	484
UBS Group AG
144A 9.250%(1)(2)	35	40
144A 4.988%, 8/5/33(1)	550	548
Wells Fargo & Co.
6.491%, 10/23/34	445	486
Series BB 3.900%(2)	490	485
		29,493

Health Care—0.7%
Amgen, Inc. 5.650%, 3/2/53	432	422
CVS Health Corp. 5.050%, 3/25/48	600	518
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	975	890
HCA, Inc.
5.450%, 9/15/34	235	237
5.250%, 6/15/49	415	369
IQVIA, Inc. 6.250%, 2/1/29	440	460
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)	185	—
Royalty Pharma plc
5.400%, 9/2/34	325	329
3.350%, 9/2/51	330	214
Smith & Nephew plc 5.400%, 3/20/34	580	588
Universal Health Services, Inc. 2.650%, 1/15/32	510	433
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	—(5)
		4,460

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	612	612
	Par Value	Value

Industrials—continued
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	$ 350	$ 341
Boeing Co. (The) 5.930%, 5/1/60	525	499
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	507	457
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	630	569
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	114
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	325	335
Ingersoll Rand, Inc. 5.700%, 8/14/33	460	482
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	493
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	336
Regal Rexnord Corp. 6.400%, 4/15/33	709	749
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	621
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	265	270
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	25	25
Veralto Corp. 5.450%, 9/18/33	420	433
		6,336

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	445	457
144A 4.000%, 7/1/29(1)	215	206
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	570	481
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	557
Marvell Technology, Inc. 5.450%, 7/15/35	465	468
Oracle Corp.
6.900%, 11/9/52	215	239
5.550%, 2/6/53	122	115
3.850%, 4/1/60	140	96
		2,619

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	562
Berry Global, Inc. 5.650%, 1/15/34	440	454
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	357
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	455
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	410	405

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Sonoco Products Co. 5.000%, 9/1/34	$ 360	$ 350
		2,583

Real Estate—0.1%
NNN REIT, Inc. 5.500%, 6/15/34	350	359
Safehold GL Holdings LLC 5.650%, 1/15/35	475	474
		833

Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	570	598
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	575
CMS Energy Corp. 4.750%, 6/1/50	735	714
Dominion Energy, Inc.
6.625%, 5/15/55	370	376
Series B 7.000%, 6/1/54	280	300
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	454
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	456
Entergy Corp. 7.125%, 12/1/54	590	610
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	475
Puget Energy, Inc. 4.224%, 3/15/32	640	602
Southern California Edison Co. 6.000%, 1/15/34	355	364
		5,524

Total Corporate Bonds and Notes (Identified Cost $62,950)		63,664

	Shares
Common Stocks—63.2%
Communication Services—9.7%
Auto Trader Group plc	336,984	3,813
Baltic Classifieds Group plc	1,783,443	9,131
Dayamitra Telekomunikasi PT	70,846,846	2,422
Hemnet Group AB	143,700	4,201
Infrastrutture Wireless Italiane SpA	237,527	2,904
Meta Platforms, Inc. Class A	20,281	14,969
Netflix, Inc.(6)	7,116	9,529
oOh!media Ltd.	4,254,860	4,831
Rightmove plc	549,900	5,953
Sarana Menara Nusantara Tbk PT	42,934,000	1,306
Trade Desk, Inc. (The) Class A(6)	64,474	4,642
		63,701

Consumer Discretionary—9.1%
Airbnb, Inc. Class A(6)	23,398	3,096
Allegro.eu S.A.(6)	275,225	2,641
	Shares	Value

Consumer Discretionary—continued
Amazon.com, Inc.(6)	62,167	$ 13,639
Bright Horizons Family Solutions, Inc.(6)	14,047	1,736
Choice Hotels International, Inc.	13,792	1,750
Home Depot, Inc. (The)	8,913	3,268
Marriott International, Inc. Class A	22,179	6,060
MercadoLibre, Inc.(6)	2,088	5,457
NIKE, Inc. Class B	38,515	2,736
Ollie’s Bargain Outlet Holdings, Inc.(6)	14,177	1,868
O’Reilly Automotive, Inc.(6)	74,114	6,680
Pool Corp.	6,720	1,959
Rollins, Inc.	41,791	2,358
Ross Stores, Inc.	24,961	3,185
SiteOne Landscape Supply, Inc.(6)	9,766	1,181
Thor Industries, Inc.	18,921	1,680
		59,294

Consumer Staples—1.1%
Anhui Gujing Distillery Co., Ltd. Class B	190,600	2,549
BJ’s Wholesale Club Holdings, Inc.(6)	17,475	1,884
Heineken Malaysia Bhd	478,300	2,863
		7,296

Energy—0.4%
Pason Systems, Inc.	308,809	2,785
Financials—9.5%
AJ Bell plc	844,538	5,924
Block, Inc. Class A(6)	33,808	2,297
Caixa Seguridade Participacoes S.A.	2,074,636	5,605
FinecoBank Banca Fineco SpA	187,289	4,155
Hamilton Lane, Inc. Class A	8,141	1,157
Interactive Brokers Group, Inc. Class A	53,687	2,975
Jack Henry & Associates, Inc.	10,879	1,960
LPL Financial Holdings, Inc.	8,799	3,299
Moltiply Group SpA	51,303	2,750
Mortgage Advice Bureau Holdings Ltd.	168,832	2,039
Progressive Corp. (The)	25,332	6,760
Qualitas Controladora SAB de C.V.	74,544	766
S&P Global, Inc.	10,157	5,356
Visa, Inc. Class A	40,667	14,439
W. R. Berkley Corp.	40,558	2,980
		62,462

Health Care—5.0%
As One Corp.	250,600	4,335
Chemed Corp.	2,561	1,247
Cooper Cos., Inc. (The)(6)	25,951	1,847
Danaher Corp.	19,750	3,902
Eli Lilly & Co.	7,026	5,477
Haw Par Corp., Ltd.	494,700	4,661
IDEXX Laboratories, Inc.(6)	3,392	1,819
Intuitive Surgical, Inc.(6)	8,099	4,401
Zoetis, Inc. Class A	30,538	4,762
		32,451

Industrials—10.6%
Allegion plc	16,263	2,344
Epiroc AB Class B	186,027	3,559
Equifax, Inc.	20,443	5,302

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Industrials—continued
Exponent, Inc.	14,595	$ 1,090
Fair Isaac Corp.(6)	5,690	10,401
Haitian International Holdings Ltd.	1,300,006	3,378
Howden Joinery Group plc	324,982	3,819
Knorr-Bremse AG	23,479	2,269
Lennox International, Inc.	3,537	2,028
MEITEC Group Holdings, Inc.	117,500	2,591
MISUMI Group, Inc.	160,400	2,151
MTU Aero Engines AG	9,752	4,333
NICE Information Service Co., Ltd.	143,029	1,732
Nordson Corp.	8,809	1,888
Paycom Software, Inc.	9,764	2,259
S-1 Corp.	54,645	2,778
Saia, Inc.(6)	5,114	1,401
Uber Technologies, Inc.(6)	80,853	7,544
UL Solutions, Inc. Class A	27,777	2,024
VAT Group AG	5,594	2,360
Watsco, Inc.	4,834	2,135
Zurn Elkay Water Solutions Corp.	56,815	2,078
		69,464

Information Technology—15.4%
Accenture plc Class A	11,342	3,390
Alten S.A.	40,547	3,556
Amphenol Corp. Class A	140,410	13,865
Bentley Systems, Inc. Class B	56,285	3,038
Bouvet ASA	488,091	3,859
Cadence Design Systems, Inc.(6)	16,692	5,144
FDM Group Holdings plc	570,275	1,671
Freee KK(6)	83,300	2,224
Gartner, Inc.(6)	6,448	2,606
Kainos Group plc	121,419	1,241
NVIDIA Corp.	98,771	15,605
Riken Keiki Co., Ltd.	50,400	1,059
Roper Technologies, Inc.	7,848	4,448
ServiceNow, Inc.(6)	6,576	6,761
ServiceTitan, Inc. Class A(6)	10,137	1,086
SHIFT, Inc.(6)	164,100	1,992
Shopify, Inc. Class A(6)	51,996	5,998
Snowflake, Inc. Class A(6)	31,500	7,049
Sopra Steria Group	20,907	5,093
Teledyne Technologies, Inc.(6)	4,179	2,141
Universal Display Corp.	15,717	2,428
Workday, Inc. Class A(6)	20,156	4,837
Zebra Technologies Corp. Class A(6)	6,330	1,952
		101,043

Materials—1.8%
Corp. Moctezuma SAB de C.V.	943,523	4,063
Ecolab, Inc.	15,790	4,254
Forterra plc	640,795	1,733
Ibstock plc	710,066	1,425
		11,475

	Shares	Value

Real Estate—0.6%
CoStar Group, Inc.(6)	48,152	$ 3,872
Total Common Stocks (Identified Cost $250,557)		413,843

Affiliated Mutual Funds—14.0%
Fixed Income Funds—14.0%
Virtus Newfleet ABS MACS(7)(8)	2,342,775	23,522
Virtus Newfleet CMBS MACS(7)(8)	1,398,123	14,051
Virtus Newfleet Floating Rate MACS(7)(8)	1,191,699	11,846
Virtus Newfleet High Yield MACS(7)(8)	959,189	9,486
Virtus Newfleet RMBS MACS(7)(8)	3,277,588	33,005
Total Affiliated Mutual Funds (Identified Cost $91,677)		91,910

Affiliated Exchange-Traded Fund—0.2%
Financials—0.2%
Virtus Newfleet ABS/MBS ETF(7)(8)	49,000	1,203
Total Affiliated Exchange-Traded Fund (Identified Cost $1,191)		1,203

Total Long-Term Investments—97.8% (Identified Cost $486,039)		640,111

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(8)	337,530	338
Total Short-Term Investment (Identified Cost $338)		338

TOTAL INVESTMENTS—97.9% (Identified Cost $486,377)		$640,449
Other assets and liabilities, net—2.1%		13,895
NET ASSETS—100.0%		$654,344

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $22,909 or 3.5% of net assets.
(2)	No contractual maturity date.
(3)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	75%
United Kingdom	5
Japan	2
Brazil	2
France	2
Italy	2
Lithuania	1
Other	11
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$35,188	$—	$35,188	$—
Foreign Government Securities	6,455	—	6,455	—
Mortgage-Backed Securities	27,848	—	27,848	—
Corporate Bonds and Notes	63,664	—	63,664	—(1)
Equity Securities:
Common Stocks	413,843	413,843	—	—
Affiliated Exchange-Traded Fund	1,203	1,203	—	—
Affiliated Mutual Funds	91,910	91,910	—	—
Money Market Mutual Fund	338	338	—	—
Total Investments	$640,449	$507,294	$133,155	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.